Contracts with customers - Disaggregation of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Dayrate revenue	$ 265.2	$ 327.6	$ 164.9
Over time
Disaggregation of Revenue [Line Items]
Dayrate revenue	246.5	307.7	157.4
Point in time
Disaggregation of Revenue [Line Items]
Dayrate revenue	$ 18.7	$ 19.9	$ 7.5